Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014	Dec. 28, 2014
Income Tax Disclosure [Abstract]
International sales percent	70.00%
Effective tax rate	19.50%	20.30%
Unrecognized tax benefits	$ 70		$ 71
Unrecognized tax benefits that would impact effective tax rate	57		58
Significant increase (decrease) in unrecognized tax benefits is reasonably possible, amount of unrecorded benefit	26
Unrecognized tax benefits, interest on income taxes accrued	13		13
Unrecognized tax benefits, income tax penalties accrued	$ 7		$ 8